Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary equity, par value (in Dollars per share)	$ 0	$ 0	$ 0
Temporary equity, shares authorized	1,000,000	1,000,000	1,000,000
Temporary equity, shares outstanding	3,138	3,138	3,138
Temporary equity, shares issued	3,138	3,138	3,138
Temporary equity, liquidation preference (in Dollars)	$ 3,676,668	$ 3,464,606	$ 3,200,760
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	30,000,000
Common stock, shares outstanding	32,505,010	24,272,150	18,861,130
Common stock, shares issued	32,505,010	24,272,150	18,861,130
Class D Incentive units
Temporary equity, par value (in Dollars per share)	$ 0	$ 0
Temporary equity, shares authorized	1,000,000	1,000,000
Temporary equity, shares outstanding	50,000	250,000
Temporary equity, shares issued	50,000	250,000